EQ ADVISORS TRUSTSM

SUPPLEMENT DATED APRIL 3, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017 as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding portfolio managers’ changes to the following Portfolios:

AXA Large Cap Core Managed Volatility

EQ/Capital Guardian Research

Effective immediately, Cheryl Frank no longer serves as a member of the team that is responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the AXA Large Cap Core Managed Volatility Portfolio.

Effective immediately, Cheryl Frank no longer serves as a member of the team that is responsible for the securities selection, research and trading for EQ/Capital Guardian Research Portfolio.

References to Cheryl Frank contained in the sections of the Prospectus entitled “AXA Large Cap Core Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Capital Guardian Trust Company” and “Management of the Trust – The Sub-Advisers – Capital Guardian Trust Company,” and in the sections of the Prospectus entitled “EQ/Capital Guardian Research Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Capital Guardian Trust Company” and “Management of the Trust – The Sub-Advisers – Capital Guardian Trust Company,” are hereby deleted in their entirety.

Effective immediately, the tables in the sections of the Prospectus entitled “AXA Large Cap Core Managed Volatility Portfolio – Class IA, IB and K Shares– Who Manages the Portfolio – Sub-Adviser: Capital Guardian Trust Company (“Capital Guardian”)” and “EQ/Capital Guardian Research Portfolio – Class IA, IB and K – Who Manages the Portfolio – Sub-Adviser: Capital Guardian Trust Company (“Capital Guardian”)” are amended to include the following:

Name	Title	Date Began Managing the Portfolio
Todd Saligman	Co-research portfolio Coordinator and Vice President of the Capital International Investors, division of Capital Research and Management Company, an affiliate of Capital Guardian	April 2018

Effective immediately, in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Capital Guardian Trust Company” is amended to include the following information:

Todd Saligman is co-research portfolio coordinator and Vice President of the Capital International Investors division of Capital Research and Management Company (an affiliate of Capital Guardian). Todd has 9 years of investment experience and has been with Capital for 5 years.

Effective immediately, references to Cheryl Frank, contained in the section of the Statement of Additional Information entitled “Appendix C – Portfolio Manager Information” with respect to the Portfolios are hereby deleted in their entirety.

Effective immediately, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Capital Guardian Trust Company (“Capital Guardian” or “Sub-Adviser”)” is amended to include the following information:

Capital Guardian Trust Company (“Capital Guardian” or “Sub-Adviser”)
	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]		Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Capital Guardian Research Portfolio
Todd Saligman	1	$0.3 billion	0	N/A	2	$2.6 billion	0	N/A	0	N/A	0	N/A

AXA/Large Cap Core Managed Volatility Portfolio
Todd Saligman	1	$0.4 billion	0	N/A	2	$2.6 billion	0	N/A	0	N/A	0	N/A

1	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4	Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of portfolio manager and their families are not reflected.

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Capital Guardian Research Portfolio
Todd Saligman	X

AXA Large Cap Core Managed Volatility Portfolio
Todd Saligman	X